Consolidated Statement of Stockholders Equity (USD $)	Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Deficit Accumulated during the Development Stage	Total
Beginning balance, amount at Jan. 13, 2008
Issuance of common stock in exchange for cash or services, shares		4,020,000
Issuance of common stock in exchange for cash or services, amount		$ 4,020			$ 4,020
Sale of warrant to investor			35		35
Dividend to founder for assumption of debts				(365,870)	(365,870)
Net loss				(406,706)	(406,706)
Ending balance, amount at Dec. 31, 2008		4,020	35	(772,576)	(768,521)
Ending balance, shares at Dec. 31, 2008		4,020,000
Net loss				(306,190)	(306,190)
Ending balance, amount at Dec. 31, 2009		4,020	35	(1,078,766)	(1,074,711)
Ending balance, shares at Dec. 31, 2009		4,020,000
Issuance of Series One convertible preferred stock - net of issuance costs, shares	1,250,000
Issuance of Series One convertible preferred stock - net of issuance costs, amount	450,000				450,000
Issuance of Series One convertible preferred stock in exchange for convertible promissory notes, shares	488,354
Issuance of Series One convertible preferred stock in exchange for convertible promissory notes, amount	195,342				195,342
Issuance of Series One convertible preferred stock, shares	100,000
Issuance of Series One convertible preferred stock, amount	40,000				40,000
Preferred stock warrants reclassified from liabilities			37,100		37,100
Stock-based compensation			25,175		25,175
Net loss				(1,207,561)	(1,207,561)
Ending balance, amount at Dec. 31, 2010	685,342	4,020	62,320	(2,286,327)	(1,534,645)
Ending balance, shares at Dec. 31, 2010	1,838,354	4,020,000
Preferred shares converted to common shares, shares	(1,838,354)	1,838,354
Preferred shares converted to common shares, amount	(685,342)	1,838	683,504
Option exercises, shares		1,469,338
Option exercises, amount		1,469	181,893		181,892
Merger record ATI shares retired, shares		(7,327,692)
Merger record ATI shares retired, amount		(7,327)			(7,327)
Effect of reverse recapitalization merger, shares		45,500,000
Effect of reverse recapitalization merger, amount		45,500	(33,487)		12,013
Merger issuance of stock & record shell common, shares		21,500,000
Merger issuance of stock & record shell common, amount		21,500			21,500
Option exercises post merger, shares		737,357
Option exercises post merger, amount		738	16,718		17,456
Issuance of common stock, shares		13,199,235
Issuance of common stock, amount		13,199	1,754,535		1,767,734
Merger expenses			(26,186)		(26,186)
Stock-based compensation			656,252		656,252
Net loss				(4,440,103)	(4,440,103)
Ending balance, amount at Dec. 31, 2011		80,937	3,295,549	(6,726,430)	(3,349,944)
Ending balance, shares at Dec. 31, 2011		80,936,592
Issuance of common stock in exchange for cash or services, shares		261,580,339
Issuance of common stock in exchange for cash or services, amount		261,580	4,062,562		4,324,142
Stock-based compensation			383,604		383,604
Issuance of preferred stock for services, shares	250,000
Issuance of preferred stock for services, amount	250		249,750		250,000
Net loss				(5,135,618)	(5,135,618)
Ending balance, amount at Dec. 31, 2012	$ 250	$ 342,517	$ 7,991,465	$ (11,862,048)	$ (3,527,816)
Ending balance, shares at Dec. 31, 2012	250,000	342,516,931